Pension and Postretirement Benefits - Summary of Contributions Under Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 4,267	$ 4,176	$ 3,840
Global Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 726	$ 998	$ 1,095